UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
2/28/18 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.09% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (96.2%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.1%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	$1,000,000	$1,073,180

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	450,000	491,045

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, U.S. Govt. Coll, 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	350,000	383,527

			1,947,752
New Mexico (0.7%)

NM State Muni. Energy Acquisition Auth. Gas Supply FRN Mandatory Put Bonds (8/1/19), Ser. B, 1.865%, 11/1/39	A1	1,175,000	1,175,564

			1,175,564
Pennsylvania (92.8%)

Allegheny Cnty., G.O. Bonds
Ser. C-72, 5.25%, 12/1/33	AA-	2,230,000	2,525,676
Ser. C76, 5.00%, 11/1/41	AA-	1,000,000	1,121,550

Allegheny Cnty., Arpt. Auth. Rev. Bonds (Pittsburgh Intl. Arpt.), Ser. A-1, 5.00%, 1/1/28	A	1,000,000	1,070,330

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	500,000	531,900
(Duquesne U. of the Holy Spirit), 5.00%, 3/1/33 (Prerefunded 3/1/18)	A2	1,000,000	1,000,000
(Chatham U.), Ser. A, 5.00%, 9/1/20	BBB-	1,180,000	1,262,824

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5.625%, 8/15/39	A1	2,000,000	2,096,220
Ser. A, 5.00%, 10/15/31	A1	1,000,000	1,089,570

Allegheny Cnty., Sanitation Auth. Rev. Bond, AGM, 5.00%, 12/1/25	AA	250,000	293,763

Beaver Cnty., Hosp. Auth. Rev. Bonds (Heritage Valley Hlth. Syst., Inc.), 5.00%, 5/15/26	A2	1,000,000	1,077,860

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3
5.50%, 11/1/31	A	1,000,000	1,058,490
U.S. Govt. Coll., 5.50%, 11/1/31 (Prerefunded 11/1/19)	AAA/P	1,000,000	1,060,190

Butler, Area School Dist. G.O. Bonds, 5.25%, 10/1/26	A	1,500,000	1,531,755

Cap. Region Wtr. Rev. Bonds
(Swr. Syst.), 5.00%, 7/15/42	A+	2,000,000	2,237,800
Ser. A, BAM, 5.00%, 7/15/29	AA	1,235,000	1,419,534

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5.00%, 2/15/26	AA	115,000	115,350

Central Dauphin School Dist. G.O. Bonds, 5.00%, 2/1/30	AA	1,000,000	1,158,190

Centre Ctny., Hosp. Auth. Rev. Bonds (Mount Nittany Med. Ctr.), Ser. A
5.00%, 11/15/46	A	500,000	544,660
5.00%, 11/15/41	A	800,000	874,832

Chester Cnty., G.O. Bonds, 5.00%, 7/15/36	Aaa	750,000	865,065

Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	225,000	230,535
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	150,000	159,401

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,048,210

Cmnwlth. Fin. Auth. Rev. Bonds (Tobacco Master Settlement Payment Bonds)
5.00%, 6/1/34	A1	1,000,000	1,108,180
5.00%, 6/1/33	A1	1,000,000	1,112,690

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6.00%, 11/1/31	A-	1,000,000	1,039,980

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Dickinson College), 5.00%, 11/1/32	A+	1,000,000	1,102,430
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	700,000	773,360

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,625,445

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A
6.00%, 6/1/29	A1	785,000	820,474
5.00%, 6/1/35	A1	475,000	533,596

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.90%, 6/1/24	A-	1,000,000	1,228,930

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5.00%, 1/1/40	A2	800,000	842,760

Doylestown, Hosp. Auth. Rev. Bonds (Doylestown Hosp.), Ser. A
5.00%, 7/1/41	Baa2	600,000	630,384
5.00%, 7/1/25	Baa3	500,000	540,455

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.)
5.00%, 7/1/34	Baa3	200,000	212,572
5.00%, 7/1/30	Baa3	410,000	439,032

East Stroudsburg, Area School Dist. G.O. Bonds, AGM
5.00%, 9/1/27	Aa3	1,480,000	1,480,000
5.00%, 9/1/27 (Prerefunded 3/1/18)	Aa3	20,000	20,000

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.)
Ser. A, 5.375%, 5/1/30	BBB+	1,000,000	1,047,210
5.00%, 5/1/34	BBB+	750,000	807,263

Erie, Wtr. Auth. Rev. Bonds, 5.00%, 12/1/43	A2	1,000,000	1,108,950

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5.375%, 7/1/42	A2	2,000,000	2,125,340

Geisinger, Auth. Rev. Bonds (Geisinger Hlth. Syst.)
Ser. A-1, 5.00%, 2/15/45	Aa2	1,000,000	1,115,230
Ser. A-2, 5.00%, 2/15/39	Aa2	2,155,000	2,417,414

Harrisburg, Wtr. Auth. Rev. Bonds
5.125%, 7/15/28	A+	895,000	906,214
5.125%, 7/15/28 (Prerefunded 7/15/18)	AAA/P	105,000	106,434

Indiana Cnty., Indl. Dev. Auth. Rev. Bonds (Student Co-op Assn., Inc.), 5.00%, 5/1/33	A-	1,000,000	1,061,590

Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds (Scranton U.), 4.00%, 11/1/40	A-	1,500,000	1,501,125

Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds (Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	1,059,680

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Brethren Village), 5.125%, 7/1/37	BB+/F	300,000	327,270
(Masonic Villages of the Grand Lodge of PA), 5.00%, 11/1/35	A	1,000,000	1,107,630

Lancaster Cnty., Hosp. Auth. VRDN (Masonic Homes), Ser. D, 1.09%, 7/1/34	A-1	1,600,000	1,600,000

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Saint Anne's Retirement Cmnty., Inc.), 5.00%, 4/1/27	BB+/F	1,000,000	1,040,710

Lancaster, G.O. Bonds, AGM, 4.00%, 11/1/46	AA	1,000,000	1,020,930

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5.375%, 5/1/28	BBB	500,000	553,870

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), 5.00%, 11/15/22	A-	1,015,000	1,116,003

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A, 5.00%, 7/1/30	A1	350,000	395,325

Lehigh Cnty., Indl. Dev. Auth.
Mandatory Put Bonds (9/1/22) (Elec. Util. Corp. ) Ser. A, 1.80%, 9/1/29	A1	1,000,000	975,820
Mandatory Put Bonds (8/15/22) (Elec. Util. Corp. )Ser. B, 1.80%, 2/15/27	A1	1,000,000	966,250

Lower Merion School Dist. G.O. Bonds, 5.00%, 5/15/18	Aaa	1,000,000	1,007,400

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5.50%, 12/1/39	A1	1,250,000	1,324,938

Lycoming Cnty., Auth. Rev. Bonds, 5.00%, 5/1/26	A	1,000,000	1,083,000

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5.75%, 7/1/39	A+	2,000,000	2,100,640

Manheim Twp. School Dist. FRN Mandatory Put Bonds (11/1/21) (Libor Index), Ser. A, 1.541%, 5/1/25	Aa2	1,000,000	1,003,050

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5.75%, 12/15/39 (Prerefunded 12/15/19)	A-	1,750,000	1,878,293

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5.00%, 7/1/41	A+	1,000,000	1,100,930

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5.625%, 4/1/40	BBB	1,000,000	1,045,320
5.25%, 4/1/30	BBB	1,060,000	1,105,336

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Germantown Academy), 4.00%, 10/1/22	BBB+	965,000	1,014,437

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Foulkeways at Gwynedd), 5.00%, 12/1/46	BBB	1,000,000	1,060,940
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/36	A-/F	1,500,000	1,675,830
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/28	A-/F	1,250,000	1,357,238

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5.25%, 7/1/42	AA-	2,250,000	2,273,738

Nazareth Area School Dist. G.O. Bonds, Ser. E
5.00%, 11/15/39	AA	500,000	565,730
5.00%, 11/15/38	AA	700,000	793,044

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds (Moravian College), 5.00%, 7/1/31	BBB+	500,000	537,990

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6.25%, 1/1/32	Baa3	250,000	264,585

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGC, 5.00%, 6/1/31	AA	1,500,000	1,553,415

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.20%, 4/1/39	A1	1,100,000	1,150,820

PA State Econ. Dev. Fin. Auth. Rev. Bonds
5.00%, 12/31/38	BBB	1,000,000	1,084,180
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	273,660
(Forum PL), 5.00%, 3/1/34	A2	2,000,000	2,161,360
(UPMC Oblig. Group), Ser. A, 5.00%, 2/1/34	A1	1,000,000	1,109,950
(Unemployment Compensation), Ser. B, 5.00%, 7/1/21	Aaa	795,000	804,063

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5.00%, 11/1/32	A1	500,000	538,460

PA State Econ. Dev. Fin. Auth. Solid Waste Disp.
Mandatory Put Bonds (7/1/19) Waste Mgt., Inc.), 2.25%, 7/1/41	A-2	750,000	754,905
Mandatory Put Bonds (4/2/18) (Republic Services, Inc.), Ser. A, 1.50%, 4/1/19	A-2	500,000	499,975

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5.375%, 3/1/31	AA-	1,155,000	1,384,961
(Waste Mgmt., Inc.), Ser. A, 2.625%, 11/1/21	A-	750,000	763,275

PA State Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	699,530

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), Ser. A, 5.125%, 5/1/36	A	60,000	64,666
(Drexel U.), Ser. A, U.S. Govt. Coll., 5.125%, 5/1/36 (Prerefunded 5/1/21)	AAA/P	940,000	1,037,205
(Delaware Valley College of Science & Agriculture), Ser. LL1, 5.00%, 11/1/42	Ba1	500,000	471,580
(East Stroudsburg U.), 5.00%, 7/1/42	Baa3	700,000	720,734
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	1,000,000	1,067,480
(Shippensburg U. Student Svcs.), 5.00%, 10/1/35	Baa3	250,000	260,255
(Temple U.), Ser. 1, 5.00%, 4/1/32	Aa3	500,000	545,760
(Thomas Jefferson U.), 5.00%, 3/1/32	A+	500,000	547,730
(Temple U.), Ser. 1, 5.00%, 4/1/31	Aa3	1,000,000	1,092,330
(Drexel U.), 4.00%, 5/1/34	A	2,000,000	2,046,660

PA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 3.95%, 10/1/33	AA+	1,000,000	1,006,900
Ser. 15-117A, 3.95%, 10/1/30	AA+	900,000	909,342

PA State Indl. Dev. Auth. Rev. Bonds, 5.50%, 7/1/23 (Prerefunded 7/1/18)	A1	1,755,000	1,779,482

PA State Pub. School Bldg. Auth. Rev. Bonds
(Northampton Cnty. Area Cmnty. College Foundation), Ser. A, BAM, 5.00%, 6/15/34	AA	1,220,000	1,334,875
(Delaware Cnty. Cmnty. College), AGM, 5.00%, 10/1/27 (Prerefunded 4/1/18)	A1	1,250,000	1,253,750

PA State Tpk. Comm. Rev. Bonds
Ser. C, 5.00%, 12/1/44	A1	500,000	555,165
(Motor License Fund Enhanced Tpk.), Ser. A, 5.00%, 12/1/42	A2	825,000	887,890
(Motor License Fund Enhanced Tpk.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/42 (Prerefunded 12/1/21)	AAA/P	175,000	195,200
Ser. B-1, 5.00%, 6/1/42	A3	675,000	737,620
(Motor License Fund), Ser. A1, 5.00%, 12/1/38 (Prerefunded 12/1/19)	A2	2,000,000	2,117,720
Ser. 2nd, 5.00%, 12/1/37	A3	2,295,000	2,535,172
5.00%, 6/1/36	A3	2,000,000	2,205,660
stepped-coupon zero % (4.75%, 12/1/21), 12/1/37(STP)	A2	1,000,000	900,560
stepped-coupon zero % (4.50%, 12/1/21), 12/1/34(STP)	A2	2,250,000	2,048,828

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
Ser. B, 5.00%, 12/1/26	A2	500,000	579,750
Ser. C, zero %, 12/1/38	AA	3,000,000	1,329,840

PA State U. Rev. Bonds, Ser. A, 5.00%, 9/1/34	Aa1	1,750,000	2,001,108

Philadelphia, G.O. Bonds, Ser. A, 5.00%, 8/1/37	A+	500,000	559,695

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5.25%, 6/15/25	A2	1,500,000	1,606,275

Philadelphia, Auth. for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/31	A+	1,500,000	1,676,250

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Global Leadership Academy), 6.375%, 11/15/40	BB	945,000	976,176

Philadelphia, Auth. for Indl. Dev. Hosp. Rev. Bonds (Children's Hosp. of Philadelphia), 4.00%, 7/1/35	Aa2	750,000	778,395

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9th, 5.25%, 8/1/40	A	765,000	818,053
(1998 Gen. Ordinance), Ser. 15th, 5.00%, 8/1/42	A	1,000,000	1,119,390
5.00%, 8/1/33	A	1,645,000	1,848,240
(1999 Gen. Ordinance), Ser. 14, 5.00%, 10/1/32	A	1,300,000	1,474,330

Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN (Children's Hosp. of Philadelphia), Ser. B, 1.09%, 7/1/25	VMIG1	1,000,000	1,000,000

Philadelphia, Redev. Auth. Rev. Bonds (Transformation Initiative), 5.00%, 4/15/26	A+	1,000,000	1,083,790

Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	A2	1,000,000	1,068,470
Ser. A, 5.00%, 9/1/34	A2	1,000,000	1,073,600

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 5.00%, 7/1/40	A1	1,500,000	1,669,005
5.00%, 10/1/30	A1	530,000	608,361

Pittsburgh & Allegheny Cnty., Sports & Exhibition Auth. Rev. Bonds (Pkg. Syst.)
5.00%, 12/15/37	A-	1,000,000	1,110,200
5.00%, 12/15/35	A-	625,000	697,144
5.00%, 12/15/33	A-	1,000,000	1,123,340

Pittsburgh, G.O. Bonds
5.00%, 9/1/35	A1	300,000	341,553
5.00%, 9/1/34	A1	550,000	628,111
BAM, 5.00%, 9/1/25	AA	1,000,000	1,154,900
Ser. B, 5.00%, 9/1/25	A1	1,250,000	1,397,388

Reading, G.O. Bonds, AGM, 5.00%, 11/1/29 (Prerefunded 11/1/19)	A2	2,000,000	2,112,520

Reading, School Dist. G.O. Bonds
AGM, 5.00%, 3/1/38	AA	1,250,000	1,392,625
Ser. A, AGM, 5.00%, 2/1/33	AA	1,000,000	1,111,480

Scranton, School Dist. G.O. Bonds, Ser. E, BAM, 4.00%, 12/1/37	AA	1,925,000	1,965,483

State College, Area School Dist. G.O. Bonds, 5.00%, 3/15/40	Aa1	750,000	837,443

State Pub. School Bldg. Auth. Rev. Bonds (Harrisburg School Dist.), Ser. A, AGM, 5.00%, 12/1/33	AA	750,000	846,758

Susquehanna, Area Regl. Arpt. Auth. Syst. Rev. Bonds, 5.00%, 1/1/38	Baa3	500,000	556,185

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/27	Baa3	350,000	381,409

Upper Merion Area School Dist. G.O. Bonds
5.00%, 1/15/35	Aa1	500,000	570,370
5.00%, 1/15/33	Aa1	600,000	680,748

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5.125%, 4/1/31 (Prerefunded 10/1/18)	AA	1,500,000	1,533,060

West Shore Area Auth. Rev. Bonds (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	528,215

Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	250,000	288,763

			161,066,231
Puerto Rico (1.6%)

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, U.S. Govt. Coll., 5.50%, 7/1/19 (Escrowed to maturity)	Baa2	1,200,000	1,262,484
NATL, 5.50%, 7/1/18	Baa2	65,000	65,238
NATL, U.S. Govt. Coll., 5.50%, 7/1/18 (Escrowed to maturity)	Baa2	1,435,000	1,454,678

			2,782,400

Total investments (cost $162,951,451)			$166,971,947

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $173,552,972.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	19.0%
	Local debt	16.6
	Education	14.3
	Utilities	12.5
	Prerefunded	11.7
	Transportation	11.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$166,971,947	$—

Totals by level	$—	$166,971,947	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018